6. Derivative Liability (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014	May. 22, 2015	Nov. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 177,646		$ 177,646		$ 188,601	$ 0
Change in derivative liability	$ 10,955	$ 0	$ 10,955	$ 0